Cove Street Capital Small Cap Value Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.1%
Basic Materials - 15.2%
Chase Corp.	13,000	$1,121,380
Compass Minerals International, Inc.	33,100	1,357,100
Ecovyst, Inc. *	197,970	1,754,014
NewMarket Corp.	2,000	622,220
		4,854,714
Consumer Discretionary - 11.4%
Climb Global Solutions, Inc.	30,000	945,900
E.W. Scripps - Class A *	87,500	1,154,125
Liberty TripAdvisor Holdings, Inc. – Class A *	500,000	334,800
Lions Gate Entertainment Corp. *	50,000	271,500
Six Flags Entertainment Corp. *	40,000	930,000
		3,636,325
Consumer Staples - 4.3%
Lifecore Biomedical, Inc. *	210,000	1,360,800

Energy - 6.7%
CNX Resources Corp. *	50,000	842,000
Hallador Energy Co. *	130,000	1,298,700
		2,140,700
Financials - 13.6%
Global Indemnity Group	60,000	1,398,600
StoneX Group, Inc. *	8,500	810,050
Tiptree, Inc.	50,000	692,000
White Mountains Insurance Group, Ltd.	1,000	1,414,330
		4,314,980

Health Care - 8.3%
Enovis Corp. *	18,000	963,360
InfuSystem Holdings, Inc. *	90,500	785,540
Viemed Healthcare, Inc. *	120,000	907,200
		2,656,100

Industrials - 11.2%
DLH Holdings *	70,000	830,550
Ducommun, Inc. *	10,000	499,600
KBR, Inc.	16,000	844,800
Research Solutions, Inc. *	276,975	534,562
Standex International Corp.	8,500	870,485
		3,579,997
Technology - 7.9%
CommVault Systems, Inc. *	13,200	829,488
IAC, Inc. *	19,000	843,600
IEH Corp. *(a)	89,200	579,800
SecureWorks Corp. *	40,000	255,600
		2,508,488
Telecommunications - 9.4%
ViaSat, Inc. *	94,100	2,978,265

Utilities - 4.1%
Heritage-Crystal Clean *	40,000	1,299,200

Total Common Stocks
(Cost $25,314,270)		29,329,569

SHORT-TERM INVESTMENT - 7.7%
Invesco Treasury Obligations Portfolio, Institutional Class, 3.92% ^
Total Short-Term Investment
(Cost $2,439,947)	2,439,947	2,439,947

Total Investments - 99.8%
(Cost $27,754,217)		31,769,516
Other Assets and Liabilities, Net - 0.2%		66,279
Total Net Assets - 100.0%		$31,835,795

*	Non-income producing security.
(a)
Security considered illquid and is categorized in Level 2 of the fair value hierarchy. The illiquid security has a total fair value of $579,800, which represents 1.8% of net assets. Information concerning the illiquid security is as follows:

	Security	Shares	Date Acquired	Cost Basis
	IEH Corp.	89,200	August 2021	$1,321,052

^	The rate of shown is the annualized seven day effective yield as of December 31, 2022.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,749,769	$579,800	$-	$29,329,569
Short-Term Investment	2,439,947	-	-	2,439,947
Total Investments in Securities	$31,189,716	$579,800	$-	$31,769,516

Refer to the Schedule of Investments for further information on the classification of investments.